Selected Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Sep. 29, 2012
Summary of Quarterly Financial Information

The following tables show a summary of the Company’s quarterly financial information for each of the four quarters of 2012 and 2011 (in millions, except per share amounts):

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2012
Net sales	$35,966	$35,023	$39,186	$46,333
Gross margin	$14,401	$14,994	$18,564	$20,703
Net income	$8,223	$8,824	$11,622	$13,064

Earnings per share:
Basic	$8.76	$9.42	$12.45	$14.03
Diluted	$8.67	$9.32	$12.30	$13.87

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2011
Net sales	$28,270	$28,571	$24,667	$26,741
Gross margin	$11,380	$11,922	$10,218	$10,298
Net income	$6,623	$7,308	$5,987	$6,004

Earnings per share:
Basic	$7.13	$7.89	$6.49	$6.53
Diluted	$7.05	$7.79	$6.40	$6.43